American Funds Insurance Series®

Statement of Additional

Information Supplement

July 7, 2023

(for Class 1, Class 1A, Class 2, Class 3 and Class 4 shares statement of additional information dated May 1, 2023)

The “Disclosure of portfolio holdings” section of the statement of additional information is amended to read as follows:

The Series’ investment adviser, on behalf of the funds, has adopted policies and procedures with respect to the disclosure of information about the funds’ portfolio securities. These policies and procedures have been reviewed by the Series’ board of trustees, and compliance will be periodically assessed by the board in connection with reporting from the Series’ Chief Compliance Officer.

Under these policies and procedures a complete list of portfolio holdings of each fund available for public disclosure, dated as of the end of each calendar quarter, is permitted to be posted on the Capital Group website (capitalgroup.com/afis) no earlier than the 10th day after such calendar quarter. In practice, the publicly disclosed portfolio is typically posted on the Capital Group website within 30 days after the end of the calendar quarter. The publicly disclosed portfolio may exclude certain securities when deemed to be in the best interest of the fund as permitted by applicable regulations. In addition, the fund’s list of top 10 portfolio holdings measured by percentage of net assets, dated as of the end of each calendar month, is permitted to be posted on the Capital Group website no earlier than the 10th day after such month for equity securities, and no earlier than the 30th day after such month for fixed income securities. The fund’s list of top 10 portfolio holdings for equity and fixed income securities is permitted to be posted no earlier than the 10th day after the final month of each calendar quarter. For multi-asset funds, the fund’s list of top 10 portfolio holdings for equity and fixed income securities is permitted to be posted each month, based on the same timeframes described above. Such portfolio holdings information may be disclosed to any person pursuant to an ongoing arrangement to disclose portfolio holdings information to such person no earlier than one day after the day on which the information is posted on the Capital Group website. The investment adviser may disclose individual holdings more frequently on the Capital Group website if it determines it is in the best interest of the fund.

Certain intermediaries are provided additional information about the fund’s management team, including information on the fund’s portfolio securities they have selected. This information is provided to larger intermediaries that require the information to make the fund available for investment on the firm’s platform. Intermediaries receiving the information are required to keep it confidential and use it only to analyze the fund.

The Series’ custodian, outside counsel, auditor, financial printers, proxy voting service providers, pricing information vendors, consultants or agents operating under a contract with the investment adviser or its affiliates, co-litigants (such as in connection with a bankruptcy proceeding related to a fund holding) and certain other third parties described below, each of which requires portfolio holdings information for legitimate business and fund oversight purposes, may receive fund portfolio holdings information earlier. See the “General information” section in this statement of additional information for further information about the Series’ custodian, outside counsel and auditor.

Each fund’s portfolio holdings, dated as of the end of each calendar month, are made available to insurance companies that use the funds as underlying investments in their variable annuity contracts and variable life insurance policies. Monthly holdings are made available to help the insurance companies evaluate the funds for inclusion in the contracts and life insurance policies they offer and to evaluate and manage the insurance guarantees offered under their insurance contracts. Monthly holdings may be provided to insurance companies no earlier than the 10th day after the end of the calendar month. In practice, monthly holdings are provided within 30 days after the end of the calendar month. Monthly holdings may also be provided to the sub-adviser of the American Funds Insurance Series Managed Risk Funds. Holdings may also be disclosed more frequently to certain statistical and data collection agencies including Morningstar, Lipper, Inc., Value Line, Vickers Stock Research, Bloomberg and Thomson Financial Research. Information on certain portfolio characteristics of the funds are also provided to the insurance companies and the sub-adviser of the American Funds Insurance Series Managed Risk Funds each business day. Intermediaries receiving the information are required to keep it confidential and use it only for the purposes described above.

Affiliated persons of the Series, including officers of the Series and employees of the investment adviser and its affiliates, who receive portfolio holdings information are subject to restrictions and limitations on the use and handling of such information pursuant to applicable codes of ethics, including requirements not to trade in securities based on confidential and proprietary investment information, to maintain the confidentiality of such information, and to pre-clear securities trades and report securities transactions activity, as applicable. For more information on these restrictions and limitations, please see the “Code of ethics” section in this statement of additional information and the Code of Ethics. Third-party service providers of the Series and other entities, as described in this statement of additional information, receiving such information are subject to confidentiality obligations and obligations that would prohibit them from trading in securities based on such information. When portfolio holdings information is disclosed other than through the Capital Group website to persons not affiliated with the Series, such persons will be bound by agreements (including confidentiality agreements) or fiduciary or other obligations that restrict and limit their use of the information to legitimate business uses only. None of the Series, its investment adviser or any of their affiliates receives compensation or other consideration in connection with the disclosure of information about portfolio securities.

Subject to board policies, the authority to disclose a fund’s portfolio holdings, and to establish policies with respect to such disclosure, resides with the appropriate investment-related committees of the Series’ investment adviser. In exercising their authority, the committees determine whether disclosure of information about the funds’ portfolio securities is appropriate and in the best interest of fund shareholders. The investment adviser has implemented policies and procedures to address conflicts of interest that may arise from the disclosure of fund holdings. For example, the investment adviser’s code of ethics specifically requires, among other things, the safeguarding of information about fund holdings and contains prohibitions designed to prevent the personal use of confidential, proprietary investment information in a way that would conflict with fund transactions. In addition, the investment adviser believes that its current policy of not selling portfolio holdings information and not disclosing such information to unaffiliated third parties until such holdings have been made public on the Capital Group website (other than to certain Series service providers and other third parties for legitimate business and fund oversight purposes) helps reduce potential conflicts of interest between fund shareholders and the investment adviser and its affiliates.

The Series’ investment adviser and its affiliates provide investment advice to individuals and financial intermediaries that have investment objectives that may be substantially similar to those of the funds. These clients also may have portfolios consisting of holdings substantially similar to those of the funds and generally have access to current portfolio holdings information for their accounts. These clients do not owe the Series’ investment adviser or the funds a duty of confidentiality with respect to disclosure of their portfolio holdings.

Keep this supplement with your statement of additional information.

Lit. No. INA8BS-123-0723O CGD/8024-S98298

American Funds Insurance Series® Statement of Additional Information Supplement July 7, 2023 (for Class P1 and P2 shares statement of additional information dated May 1, 2023)

The “Disclosure of portfolio holdings” section of the statement of additional information is amended to read as follows:

The Series’ investment adviser, on behalf of the funds, has adopted policies and procedures with respect to the disclosure of information about the funds’ portfolio securities. These policies and procedures have been reviewed by the Series’ board of trustees, and compliance will be periodically assessed by the board in connection with reporting from the Series’ Chief Compliance Officer.

Under these policies and procedures, each fund’s complete list of portfolio holdings available for public disclosure, dated as of the end of each calendar month, is permitted to be posted on the Capital Group website (capitalgroup.com/afis) by the 10th day after such calendar month. In practice, the publicly disclosed portfolio is typically posted on the Capital Group website within 30 days after the end of the calendar month. The publicly disclosed portfolio may exclude certain securities when deemed to be in the best interest of the fund as permitted by applicable regulations. Such portfolio holdings information may be disclosed to any person pursuant to an ongoing arrangement to disclose portfolio holdings information to such person no earlier than one day after the day on which the information is posted on the Capital Group website. The investment adviser may disclose individual holdings more frequently on the Capital Group website if it determines it is in the best interest of the fund.

Certain intermediaries are provided additional information about the fund’s management team, including information on the fund’s portfolio securities they have selected. This information is provided to larger intermediaries that require the information to make the fund available for investment on the firm’s platform. Intermediaries receiving the information are required to keep it confidential and use it only to analyze the fund.

The Series’ custodian, outside counsel, auditor, financial printers, proxy voting service providers, pricing information vendors, consultants or agents operating under a contract with the investment adviser or its affiliates, co-litigants (such as in connection with a bankruptcy proceeding related to a fund holding) and certain other third parties described below, each of which requires portfolio holdings information for legitimate business and fund oversight purposes, may receive fund portfolio holdings information earlier. See the “General information” section in this statement of additional information for further information about the Series’ custodian, outside counsel and auditor.

Each fund’s portfolio holdings, dated as of the end of each calendar month, are made available to insurance companies that use the funds as underlying investments in their variable annuity contracts and variable life insurance policies. Monthly holdings are made available to help the insurance companies evaluate the funds for inclusion in the contracts and life insurance policies they offer and to evaluate and manage the insurance guarantees offered under their insurance contracts. Monthly holdings may be provided to insurance companies no earlier than the 10th day after the end of the calendar month. In practice, monthly holdings are provided within 30 days after the end of the calendar month. Monthly holdings may also be provided to the fund’s subadviser. Insurance companies may receive a list of the futures contracts and other investments that make up a fund’s managed risk strategy each business day. Holdings may also be disclosed more frequently to certain statistical and data collection agencies including Morningstar, Lipper, Inc., Value Line, Vickers Stock Research, Bloomberg and Thomson Financial Research. Information on certain portfolio characteristics of the funds and underlying funds are also provided to the insurance companies and the fund’s subadviser each business day. Intermediaries receiving the information are required to keep it confidential and use it only to analyze the fund.

Affiliated persons of the Series, including officers of the Series and employees of the investment adviser and its affiliates, who receive portfolio holdings information are subject to restrictions and limitations on the use and handling of such information pursuant to applicable codes of ethics, including requirements not to trade in securities based on confidential and proprietary investment information, to maintain the confidentiality of such information, and to pre-clear securities trades and report securities transactions activity, as applicable. For more information on these restrictions and limitations, please see the “Code of ethics” section in this statement of additional information and the Code of Ethics. Third-party service providers of the Series and other entities, as described in this statement of additional information, receiving such information are subject to confidentiality obligations and obligations that would prohibit them from trading in securities based on such information. When portfolio holdings information is disclosed other than through the Capital Group website to persons not affiliated with the Series, such persons will be bound by agreements (including confidentiality agreements) or fiduciary or other obligations that restrict and limit their use of the information to legitimate business uses only. None of the Series, its investment adviser or any of their affiliates receives compensation or other consideration in connection with the disclosure of information about portfolio securities.

Subject to board policies, the authority to disclose a fund’s portfolio holdings, and to establish policies with respect to such disclosure, resides with the appropriate investment-related committees of the Series’ investment adviser. In exercising their authority, the committees determine whether disclosure of information about the funds’ portfolio securities is appropriate and in the best interest of fund shareholders. The investment adviser has implemented policies and procedures to address conflicts of interest that may arise from the disclosure of fund holdings. For example, the investment adviser’s code of ethics specifically requires, among other things, the safeguarding of information about fund holdings and contains prohibitions designed to prevent the personal use of confidential, proprietary investment information in a way that would conflict with fund transactions. In addition, the investment adviser believes that its current policy of not selling portfolio holdings information and not disclosing such information to unaffiliated third parties until such holdings have been made public on the Capital Group website (other than to certain Series service providers and other third parties for legitimate business and fund oversight purposes) helps reduce potential conflicts of interest between fund shareholders and the investment adviser and its affiliates.

The Series’ investment adviser and its affiliates provide investment advice to individuals and financial intermediaries that have investment objectives that may be substantially similar to those of the funds. These clients also may have portfolios consisting of holdings substantially similar to those of the funds and generally have access to current portfolio holdings information for their accounts. These clients do not owe the Series’ investment adviser or the funds a duty of confidentiality with respect to disclosure of their portfolio holdings.

Keep this supplement with your statement of additional information.

Lit. No. INP8BS-039-0723O CGD/8024-S98300

American Funds Insurance Series®
Portfolio Series

Statement of Additional
Information Supplement

July 7, 2023

(for Class 1, Class 1A, Class 2, Class 4, Class P1 and Class P2 shares statement of additional information dated May 1, 2023)

The “Disclosure of portfolio holdings” section of the statement of additional information is amended to read as follows:

The Series’ investment adviser, on behalf of the funds, has adopted policies and procedures with respect to the disclosure of information about the funds’ portfolio securities. These policies and procedures have been reviewed by the Series’ board of trustees, and compliance will be periodically assessed by the board in connection with reporting from the Series’ Chief Compliance Officer.

Under these policies and procedures, each fund’s complete list of portfolio holdings available for public disclosure, dated as of the end of each calendar month, is permitted to be posted on the Capital Group website (capitalgroup.com/afis) by the 10th day after such calendar month. In practice, the publicly disclosed portfolio is typically posted on the Capital Group website within 30 days after the end of the calendar month. The publicly disclosed portfolio may exclude certain securities when deemed to be in the best interest of the fund as permitted by applicable regulations. Such portfolio holdings information may be disclosed to any person pursuant to an ongoing arrangement to disclose portfolio holdings information to such person no earlier than one day after the day on which the information is posted on the Capital Group website. The investment adviser may disclose individual holdings more frequently on the Capital Group website if it determines it is in the best interest of the fund.

Certain intermediaries are provided additional information about the fund’s management team, including information on the fund’s portfolio securities they have selected. This information is provided to larger intermediaries that require the information to make the fund available for investment on the firm’s platform. Intermediaries receiving the information are required to keep it confidential and use it only to analyze the fund.

The Series’ custodian, outside counsel, auditor, financial printers, proxy voting service providers, pricing information vendors, consultants or agents operating under a contract with the investment adviser or its affiliates, co-litigants (such as in connection with a bankruptcy proceeding related to a fund holding) and certain other third parties described below, each of which requires portfolio holdings information for legitimate business and fund oversight purposes, may receive fund portfolio holdings information earlier. See the “General information” section in this statement of additional information for further information about the Series’ custodian, outside counsel and auditor.

Each fund’s portfolio holdings, dated as of the end of each calendar month, are made available to insurance companies that use the funds as underlying investments in their variable annuity contracts and variable life insurance policies. Monthly holdings are made available to help the insurance companies evaluate the funds for inclusion in the contracts and life insurance policies they offer and to evaluate and manage the insurance guarantees offered under their insurance contracts. Monthly holdings may be provided to insurance companies no earlier than the 10th day after the end of the calendar month. In practice, monthly holdings are provided within 30 days after the end of the calendar month. Monthly holdings may also be provided to the fund’s subadviser. Insurance companies may receive a list of the futures contracts and other investments that make up a fund’s managed risk strategy each business day. Holdings may also be disclosed more frequently to certain statistical and data collection agencies including Morningstar, Lipper, Inc., Value Line, Vickers Stock Research, Bloomberg and Thomson Financial Research. Information on certain portfolio characteristics of the funds and underlying funds are also provided to the insurance companies and the fund’s subadviser each business day. Intermediaries receiving the information are required to keep it confidential and use it only to analyze the fund.

Affiliated persons of the Series, including officers of the Series and employees of the investment adviser and its affiliates, who receive portfolio holdings information are subject to restrictions and limitations on the use and handling of such information pursuant to applicable codes of ethics, including requirements not to trade in securities based on confidential and proprietary investment information, to maintain the confidentiality of such information, and to pre-clear securities trades and report securities transactions activity, as applicable. For more information on these restrictions and limitations, please see the “Code of ethics” section in this statement of additional information and the Code of Ethics. Third-party service providers of the Series and other entities, as described in this statement of additional information, receiving such information are subject to confidentiality obligations and obligations that would prohibit them from trading in securities based on such information. When portfolio holdings information is disclosed other than through the Capital Group website to persons not affiliated with the Series, such persons will be bound by agreements (including confidentiality agreements) or fiduciary or other obligations that restrict and limit their use of the information to legitimate business uses only. None of the Series, its investment adviser or any of their affiliates receives compensation or other consideration in connection with the disclosure of information about portfolio securities.

Subject to board policies, the authority to disclose a fund’s portfolio holdings, and to establish policies with respect to such disclosure, resides with the appropriate investment-related committees of the Series’ investment adviser. In exercising their authority, the committees determine whether disclosure of information about the funds’ portfolio securities is appropriate and in the best interest of fund shareholders. The investment adviser has implemented policies and procedures to address conflicts of interest that may arise from the disclosure of fund holdings. For example, the investment adviser’s code of ethics specifically requires, among other things, the safeguarding of information about fund holdings and contains prohibitions designed to prevent the personal use of confidential, proprietary investment information in a way that would conflict with fund transactions. In addition, the investment adviser believes that its current policy of not selling portfolio holdings information and not disclosing such information to unaffiliated third parties until such holdings have been made public on the Capital Group website (other than to certain Series service providers and other third parties for legitimate business and fund oversight purposes) helps reduce potential conflicts of interest between fund shareholders and the investment adviser and its affiliates.

The Series’ investment adviser and its affiliates provide investment advice to individuals and financial intermediaries that have investment objectives that may be substantially similar to those of the funds. These clients also may have portfolios consisting of holdings substantially similar to those of the funds and generally have access to current portfolio holdings information for their accounts. These clients do not owe the Series’ investment adviser or the funds a duty of confidentiality with respect to disclosure of their portfolio holdings.

Keep this supplement with your statement of additional information.

Lit. No. INS8BS-020-0723O CGD/8024-S98299

American Funds Insurance Series®
Target Date Series

Statement of Additional
Information Supplement

July 7, 2023

(for Class 1, Class 1A, Class 2 and Class 4 shares
statement of additional information dated May 1, 2023)

The “Disclosure of portfolio holdings” section of the statement of additional information is amended to read as follows:

The Series’ investment adviser, on behalf of the funds, has adopted policies and procedures with respect to the disclosure of information about the funds’ portfolio securities. These policies and procedures have been reviewed by the Series’ board of trustees, and compliance will be periodically assessed by the board in connection with reporting from the Series’ Chief Compliance Officer.

Under these policies and procedures, each fund’s complete list of portfolio holdings available for public disclosure, dated as of the end of each calendar month, is permitted to be posted on the Capital Group website (capitalgroup.com/afis) by the 10th day after such calendar month. In practice, the publicly disclosed portfolio is typically posted on the Capital Group website within 30 days after the end of the calendar month. The publicly disclosed portfolio may exclude certain securities when deemed to be in the best interest of the fund as permitted by applicable regulations. Such portfolio holdings information may be disclosed to any person pursuant to an ongoing arrangement to disclose portfolio holdings information to such person no earlier than one day after the day on which the information is posted on the Capital Group website. The investment adviser may disclose individual holdings more frequently on the Capital Group website if it determines it is in the best interest of the fund.

Certain intermediaries are provided additional information about the fund’s management team, including information on the fund’s portfolio securities they have selected. This information is provided to larger intermediaries that require the information to make the fund available for investment on the firm’s platform. Intermediaries receiving the information are required to keep it confidential and use it only to analyze the fund.

The Series’ custodian, outside counsel, auditor, financial printers, proxy voting service providers, pricing information vendors, consultants or agents operating under a contract with the investment adviser or its affiliates, co-litigants (such as in connection with a bankruptcy proceeding related to a fund holding) and certain other third parties described below, each of which requires portfolio holdings information for legitimate business and fund oversight purposes, may receive fund portfolio holdings information earlier. See the “General information” section in this statement of additional information for further information about the Series’ custodian, outside counsel and auditor.

Each fund’s portfolio holdings, dated as of the end of each calendar month, are made available to insurance companies that use the funds as underlying investments in their variable annuity contracts and variable life insurance policies. Monthly holdings are made available to help the insurance companies evaluate the funds for inclusion in the contracts and life insurance policies they offer and to evaluate and manage the insurance guarantees offered under their insurance contracts. Monthly holdings may be provided to insurance companies no earlier than the 10th day after the end of the calendar month. In practice, monthly holdings are provided within 30 days after the end of the calendar month. Holdings may also be disclosed more frequently to certain statistical and data collection agencies including Morningstar, Lipper, Inc., Value Line, Vickers Stock Research, Bloomberg and Thomson Financial Research. Information on certain portfolio characteristics of the funds are also provided to the insurance companies each business day. Intermediaries receiving the information are required to keep it confidential and use it only to analyze the fund.

Affiliated persons of the Series, including officers of the Series and employees of the investment adviser and its affiliates, who receive portfolio holdings information are subject to restrictions and limitations on the use and handling of such information pursuant to applicable codes of ethics, including requirements not to trade in securities based on confidential and proprietary investment information, to maintain the confidentiality of such information, and to pre-clear securities trades and report securities transactions activity, as applicable. For more information on these restrictions and limitations, please see the “Code of ethics” section in this statement of additional information and the Code of Ethics. Third-party service providers of the Series and other entities, as described in this statement of additional information, receiving such information are subject to confidentiality obligations and obligations that would prohibit them from trading in securities based on such information. When portfolio holdings information is disclosed other than through the Capital Group website to persons not affiliated with the Series, such persons will be bound by agreements (including confidentiality agreements) or fiduciary or other obligations that restrict and limit their use of the information to legitimate business uses only. None of the Series, its investment adviser or any of their affiliates receives compensation or other consideration in connection with the disclosure of information about portfolio securities.

Subject to board policies, the authority to disclose a fund’s portfolio holdings, and to establish policies with respect to such disclosure, resides with the appropriate investment-related committees of the Series’ investment adviser. In exercising their authority, the committees determine whether disclosure of information about the funds’ portfolio securities is appropriate and in the best interest of fund shareholders. The investment adviser has implemented policies and procedures to address conflicts of interest that may arise from the disclosure of fund holdings. For example, the investment adviser’s code of ethics specifically requires, among other things, the safeguarding of information about fund holdings and contains prohibitions designed to prevent the personal use of confidential, proprietary investment information in a way that would conflict with fund transactions. In addition, the investment adviser believes that its current policy of not selling portfolio holdings information and not disclosing such information to unaffiliated third parties until such holdings have been made public on the Capital Group website (other than to certain Series service providers and other third parties for legitimate business and fund oversight purposes) helps reduce potential conflicts of interest between fund shareholders and the investment adviser and its affiliates.

The Series’ investment adviser and its affiliates provide investment advice to individuals and financial intermediaries that have investment objectives that may be substantially similar to those of the funds. These clients also may have portfolios consisting of holdings substantially similar to those of the funds and generally have access to current portfolio holdings information for their accounts. These clients do not owe the Series’ investment adviser or the funds a duty of confidentiality with respect to disclosure of their portfolio holdings.

Keep this supplement with your statement of additional information.

Lit. No. INA8BS-122-0723O CGD/8024-S98297